10.31 Fidelity Emerging Markets Fund K PRO-02 | Fidelity® Emerging Markets Fund
Fund Summary Fund/Class: Fidelity® Emerging Markets Fund/K
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Emerging Markets Fund}	10.31 Fidelity Emerging Markets Fund K PRO-02 Fidelity® Emerging Markets Fund Fidelity Emerging Markets Fund-Class K
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Emerging Markets Fund}	10.31 Fidelity Emerging Markets Fund K PRO-02 Fidelity® Emerging Markets Fund Fidelity Emerging Markets Fund-Class K
Management fee	0.70%
Other expenses	0.14%
Total annual operating expenses	0.84%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Emerging Markets Fund}	10.31 Fidelity Emerging Markets Fund K PRO-02 Fidelity® Emerging Markets Fund Fidelity Emerging Markets Fund-Class K USD ($)
1 year	$ 86
3 years	268
5 years	466
10 years	$ 1,037

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different emerging market countries.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	36.39%	June 30, 2009
Lowest Quarter Return	-24.01%	September 30, 2011
Year-to-Date Return	13.52%	September 30, 2016

Average Annual Returns
For the periods ended December 31, 2015
Average Annual Total Returns{- Fidelity® Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Fund K PRO-02 - Fidelity® Emerging Markets Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Emerging Markets Fund-Class K				May 09, 2008
Fidelity Emerging Markets Fund-Class K | Return Before Taxes	(9.92%)	(2.79%)	(3.64%)
MSCI Emerging Markets Index(reflects no deduction for fees, expenses, or taxes)	(14.60%)	(4.47%)	(2.47%)
[1]	From May 9, 2008